Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes
The differences are as follows:

(millions of U.S. dollars)	2025	Percentage	2024	Percentage

Canadian federal statutory income tax rate	$31.6	15.0%	$26.6	15.0%
State and local income taxes (primarily Ontario)	(6.3)	(3.0)%	61.5	34.7%
Foreign tax effects
United States
State income tax	17.0	8.1%	16.4	9.3%
Rate differential	10.1	4.8%	4.6	2.6%
Tax impact on HLBV income	16.8	8.0%	17.4	9.8%
Amortization and settlement of excess deferred income tax	(13.8)	(6.6)%	(19.4)	(11.0)%
Base erosion and anti-abuse tax	14.0	6.6%	—	—%
Compensation-related	6.9	3.3%	—	—%
Tax equity investment under PAM	(2.2)	(1.0)%	—	—%
Other	(0.4)	(0.2)%	0.6	0.4%
Bermuda
Rate differential	(7.9)	(3.8)%	(5.9)	(3.3)%
Chile
Rate differential	1.6	0.7%	1.3	0.7%
Other	0.6	0.3%	0.9	0.5%
Netherlands
Rate differential	—	—%	3.2	1.8%
Non-taxable dividend - investment in Atlantica	—	—%	(14.3)	(8.1)%
Non-taxable market-to-market gain - investment in Atlantica	—	—%	(4.7)	(2.6)%
Changes in valuation allowance	—	—%	3.9	2.2%
Peru
Capital gain - investment in Atlantica	—	—%	8.6	4.8%
Other foreign jurisdictions	1.1	0.5%	1.8	1.0%
Effect of cross-border tax laws
Foreign Accrual Property Income ("FAPI") - Investment in Atlantica	—	—%	5.6	3.2%
Cross-border finance arrangement	(5.4)	(2.5)%	(5.6)	(3.1)%
Changes in valuation allowance	13.0	6.2%	84.4	47.6%
Non-taxable or non-deductible items
Non-deductible foreign exchange loss on intercompany loan	1.8	0.8%	1.8	1.0%
Other	(4.1)	(1.9)%	(1.9)	(1.1)%
Tax basis step-up	(9.4)	(4.5)%	—	—%
Income tax expense	$65.0	30.8%	$186.8	105.4%

Schedule of Income (Loss) Before Taxes
For the years ended December 31, 2025 and 2024, earnings (loss) before income taxes consist of the following:

(millions of U.S. dollars)	2025	2024
Earnings (loss) before income taxes
Canada	$(26.7)	$(28.9)
United States	168.8	77.4
Foreign	68.9	128.7
Total earnings before income taxes	$211.0	$177.2

Schedule of Income Tax Expenses (Recovery) Attributable to Earnings (Loss)
For the years ended December 31, 2025 and 2024, income tax expense (recovery) attributable to earnings (loss) consists of the following:

(millions of U.S. dollars)	Current	Deferred	Total
Year ended December 31, 2025
Canada (1)	$3.8	$(18.2)	$(14.4)
United States	11.7	62.0	73.7
Foreign	0.4	5.3	5.7
	$15.9	$49.1	$65.0
Year ended December 31, 2024
Canada (1)	$4.2	$137.4	$141.6
United States	1.2	29.9	31.1
Foreign	12.8	1.3	14.1
	$18.2	$168.6	$186.8
(1) The Canadian income tax benefit for the year ended December 31, 2025 of $14.4 million comprises a federal income tax benefit of $8.1 million and a provincial income tax benefit of $6.3 million. The Canadian income tax expense for the year ended December 31, 2024 of $141.6 million comprises federal income tax expense of $80.1 million and provincial income tax expense of $61.5 million.

Schedule of Income Tax Paid (Net of Refunds)
For the years ended December 31, 2025 and 2024, income tax paid (net of refunds) consists of the following:

(millions of U.S. dollars)	2025	2024
Income tax paid (received)
Canada federal	$4.1	$4.6
Canada provincial	—	0.3
United States federal - primarily sale of tax credits	(99.4)	(65.3)
United States - state	3.6	3.2
Peru	8.6	—
Bermuda	5.8	—
Other	3.9	0.5
Total income tax received	$(73.4)	$(56.7)

Schedule of Tax Effect of Temporary Difference Between Assets and Liability
The tax effect of temporary differences between the consolidated financial statement carrying amounts of assets and liabilities and their respective tax bases that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2025 and 2024 are presented below:

(millions of U.S. dollars)	2025	2024
Deferred tax assets:
Non-capital loss, capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$849.8	$781.8
Outside basis in renewable energy assets	—	140.2
Environmental obligation	12.5	9.1
Regulatory liabilities	171.8	164.4
Other	46.7	58.2
Total deferred income tax assets	$1,080.8	$1,153.7
Less: valuation allowance	(318.7)	(281.9)
Total deferred tax assets	$762.1	$871.8
Deferred tax liabilities:
Property, plant and equipment	$915.9	$866.5
Pension and OPEB	16.8	9.2
Outside basis differentials	88.5	165.0
Regulatory accounts	348.8	329.3
Other	54.7	67.8
Total deferred tax liabilities	$1,424.7	$1,437.8
Net deferred tax liabilities	$(662.6)	$(566.0)
Consolidated balance sheets classification:
Deferred tax assets	$26.3	$11.2
Deferred tax liabilities	(688.9)	(577.2)
Net deferred tax liabilities	$(662.6)	$(566.0)

Schedule of Valuation Allowance
The following table illustrates the annual movement in the deferred tax valuation allowance:

(millions of U.S. dollars)	2025	2024
Beginning balance	$281.9	$5.6
Charged to income tax expense	23.0	154.6
Charged to additional paid-in capital	—	5.4
Valuation allowance charged to discontinued operations	2.8	(5.1)
Charged (reduction) to OCI	10.4	(17.8)
Tax impact on outside basis difference in renewable assets	—	140.2
Reductions to other accounts	0.6	(1.0)
Ending balance	$318.7	$281.9

Schedule of Non Capital Losses Carry Forwards
As of December 31, 2025, the Company had tax attributes available to reduce future years' taxable income, which expire as follows:

(millions of U.S. dollars)
	2026-2030	2031+	Total
Canada	$0.8	$650.5	$651.3
United States	—	1,379.8	1,379.8
Total non-capital loss carryforward	0.8	2,030.3	2,031.1
Capital loss carryforward	—	1,082.3	1,082.3
Excessive interest and financing expenses limitation	—	129.6	129.6
Tax credits	9.4	130.3	139.7